Stock Based Compensation (Summary of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2014	Apr. 26, 2006
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of year	219,540	225,670	229,836
Options, Granted	12,500	28,600	30,250
Options, Exercised	(25,577)	(24,127)	(20,435)
Options, Forfeited	0	(10,603)	(13,981)
Options, Outstanding, end of year	206,463	219,540	225,670
Options, Exercisable, end of year	193,963	190,940	196,489
Weighted Average Exercise Price Per Share, Outstanding, beginning of year	$ 26.64	$ 26.27	$ 25.85
Weighted Average Exercise Price Per Share, Granted	$ 29.08	$ 27.07	$ 27.05
Weighted Average Exercise Price Per Share, Exercised	$ 27.05	$ 23.83	$ 22.19
Weighted Average Exercise Price Per Share, Forfeited	$ 0.00	$ 28.92	$ 26.88
Weighted Average Exercise Price Per Share, Outstanding, end of year	$ 26.74	$ 26.64	$ 26.27
Weighted Average Exercise Price Per Share, Exercisable, end of year	$ 26.59	$ 26.58	$ 26.15
Weighted Average Remaining Contractual Term, Outstanding,	5 years 8 months 12 days
Weighted Average Remaining Contractual Term, Outstanding,	5 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding, end of year	$ 477,640	$ 146,970	$ 256,499
Aggregate Intrinsic Value, Exercisable, end of year	477,640	146,900	256,499
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				250,000	275,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 66	$ 157	$ 154